TRADE ACCOUNTS RECEIVABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade accounts receivables
Billed amounts	R$ 7,647,516	R$ 7,611,858
Unbilled amounts	2,304,402	2,191,331
Interconnection amounts	698,361	724,630
Vivo Money FIDC	25,071	1,975
Amounts from related parties (Note 29)	67,137	105,349
Trade accounts receivable	8,571,151	8,562,565
Current	8,100,269	8,182,667
Noncurrent	470,882	379,898
Gross carrying amount
Trade accounts receivables
Trade accounts receivable	10,742,487	10,635,143
Estimated losses from impairment or obsolescence
Trade accounts receivables
Trade accounts receivable	R$ (2,171,336)	R$ (2,072,578)